Retirement benefits - Summary of Assumptions for Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Rate of increase in pensionable remuneration
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.90%	4.00%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensionable remuneration | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.30%	3.30%
Rate of increase in pensionable remuneration | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.10%	4.10%
Rate of increase in pensionable remuneration | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.60%	4.60%
Rate of increase in pensionable remuneration | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 828	$ 833
Rate of increase in pensionable remuneration | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (915)	$ (921)
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	1.90%	2.10%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensions in payment | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.40%	2.60%
Rate of increase in pensions in payment | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.80%	3.00%
Rate of increase in pensions in payment | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	0.00%	0.00%
Rate of increase in pensions in payment | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 5,599	$ 5,542
Rate of increase in pensions in payment | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (6,713)	$ (6,657)
Discount rate for pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.10%	4.50%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for pension plans | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.30%	3.70%
Discount rate for pension plans | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.60%	4.80%
Discount rate for pension plans | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.90%	5.00%
Discount rate for pension plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (10,560)	$ (10,522)
Discount rate for pension plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 8,472	$ 8,328
Inflation rate for defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.00%	2.20%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Inflation rate for defined benefit obligation | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.40%	2.60%
Inflation rate for defined benefit obligation | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.90%	3.10%
Inflation rate for defined benefit obligation | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 6,034	$ 6,002
Inflation rate for defined benefit obligation | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (7,300)	$ (7,271)
Rate of increase in health-care costs
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	7.00%	6.40%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in health-care costs | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 338	$ 298
Rate of increase in health-care costs | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (422)	$ (372)
Discount rate for health-care plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	5.60%	5.70%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for health-care plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (457)	$ (401)
Discount rate for health-care plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 358	$ 309
Men
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	88 years	87 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Men | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	88 years	88 years
Men | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	87 years	87 years
Men | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	87 years	85 years
Men | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,166	$ 1,130
Men | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,143)	$ (1,103)
Women
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	89 years	89 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Women | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	90 years	89 years
Women | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	89 years	90 years
Women | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	89 years	86 years
Women | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,006	$ 993
Women | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,041)	$ (1,077)